Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Federal tax at statutory rate	21.00%	35.00%	35.00%	35.00%
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 110,900,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		65,900,000
R&D credit
Operating Loss Carryforwards [Line Items]
Credit carryforwards		$ 1,400,000